STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 18, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from shares issued		$ 208,982
Aggregate intrinsic value of warrants outstanding and exercisable		$ 0
Warrant issued		132,669	666,667
Warrant [Member]
Warrant issued		666,667	83,333
Preferred Class A [Member] | Officer and Director [Member]
Share issued	2,000
Proceeds from shares issued	$ 2,200